Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment strategies
Equity securities	€ 1,242	€ 1,086
Equity securities (as a percent)	6.00%	5.00%
Fixed income securities	€ 15,092	€ 16,234
Fixed income securities (as a percent)	72.00%	71.00%
Insurance contracts	€ 807	€ 790
Insurance contracts (as a percent)	4.00%	4.00%
Real estate	€ 1,012	€ 1,297
Real estate (as a percent)	5.00%	6.00%
Short-term investments	€ 397	€ 482
Short-term investments (as a percent)	2.00%	2.00%
Private equity and other	€ 2,364	€ 2,802
Private equity and other (as a percent)	11.00%	12.00%
Total	€ 20,914	€ 22,691
Total (as a percent)	100.00%	100.00%
Quoted
Investment strategies
Equity securities	€ 1,242	€ 1,086
Fixed income securities	14,952	16,070
Insurance contracts	0	0
Real estate	0	0
Short-term investments	397	482
Private equity and other	106	93
Total	16,697	17,731
Unquoted
Investment strategies
Equity securities	0	0
Fixed income securities	140	164
Insurance contracts	807	790
Real estate	1,012	1,297
Short-term investments	0	0
Private equity and other	2,258	2,709
Total	€ 4,217	€ 4,960